LOANS, Loan Ratings by Loan Class, Mortgage and Installment Segments (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Loan ratings/credit scores by loan class [Abstract]
Accrued interest included in total		$ 8,899	$ 8,347
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	148,768	141,630
750-799	[1]	445,611	474,044
700-749	[1]	241,589	281,835
650-699	[1]	115,484	119,052
600-649	[1]	38,341	47,236
550-599	[1]	15,934	17,061
500-549	[1]	11,309	13,499
Under 500	[1]	3,068	3,972
Unknown	[1]	0	4,737
Total	[1]	1,020,104	1,103,066
Accrued interest included in total	[1]	4,178	4,155
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	61,077	48,486
750-799	[1]	223,177	198,491
700-749	[1]	101,086	106,609
650-699	[1]	40,296	31,553
600-649	[1]	11,146	13,230
550-599	[1]	0	514
500-549	[1]	3,396	1,519
Under 500	[1]	0	641
Unknown	[1]	0	510
Total	[1]	440,178	401,553
Accrued interest included in total	[1]	1,301	1,139
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	40,187	43,848
750-799	[1]	70,642	111,521
700-749	[1]	75,489	95,064
650-699	[1]	44,344	51,174
600-649	[1]	18,519	21,938
550-599	[1]	11,021	12,308
500-549	[1]	5,129	7,940
Under 500	[1]	2,242	2,208
Unknown	[1]	0	1,259
Total	[1]	267,573	347,260
Accrued interest included in total	[1]	1,641	1,662
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	25,468	24,315
750-799	[1]	82,124	84,656
700-749	[1]	30,326	34,839
650-699	[1]	13,182	13,995
600-649	[1]	4,303	5,897
550-599	[1]	2,388	1,863
500-549	[1]	1,580	1,870
Under 500	[1]	405	533
Unknown	[1]	0	1,569
Total	[1]	159,776	169,537
Accrued interest included in total	[1]	587	586
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	12,490	13,905
750-799	[1]	42,138	50,012
700-749	[1]	22,962	30,697
650-699	[1]	11,269	14,267
600-649	[1]	2,703	4,097
550-599	[1]	1,608	1,703
500-549	[1]	1,012	1,281
Under 500	[1]	348	511
Unknown	[1]	0	69
Total	[1]	94,530	116,542
Accrued interest included in total	[1]	373	502
Mortgage [Member] | Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	9,546	11,076
750-799	[1]	27,530	29,364
700-749	[1]	11,726	14,626
650-699	[1]	6,393	8,063
600-649	[1]	1,670	2,074
550-599	[1]	917	673
500-549	[1]	192	889
Under 500	[1]	73	79
Unknown	[1]	0	1,330
Total	[1]	58,047	68,174
Accrued interest included in total	[1]	276	266
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	70,608	60,122
750-799	[1]	257,091	244,127
700-749	[1]	96,961	99,749
650-699	[1]	40,121	41,269
600-649	[1]	7,118	8,135
550-599	[1]	2,511	3,422
500-549	[1]	1,392	1,968
Under 500	[1]	210	615
Unknown	[1]	510	1,204
Total	[1]	476,522	460,611
Accrued interest included in total	[1]	1,185	1,194
Installment [Member] | Boat Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	32,231	28,041
750-799	[1]	123,689	118,380
700-749	[1]	38,223	41,490
650-699	[1]	10,189	11,485
600-649	[1]	2,083	2,254
550-599	[1]	661	946
500-549	[1]	342	377
Under 500	[1]	95	309
Unknown	[1]	0	0
Total	[1]	207,513	203,282
Accrued interest included in total	[1]	572	490
Installment [Member] | Recreational Vehicle Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	29,223	24,470
750-799	[1]	95,890	88,164
700-749	[1]	33,476	31,055
650-699	[1]	8,794	7,267
600-649	[1]	1,305	1,411
550-599	[1]	551	592
500-549	[1]	283	464
Under 500	[1]	52	22
Unknown	[1]	0	0
Total	[1]	169,574	153,445
Accrued interest included in total	[1]	457	378
Installment [Member] | Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	9,154	7,611
750-799	[1]	37,512	37,583
700-749	[1]	25,262	27,204
650-699	[1]	21,138	22,517
600-649	[1]	3,730	4,470
550-599	[1]	1,299	1,884
500-549	[1]	767	1,127
Under 500	[1]	63	284
Unknown	[1]	510	1,204
Total	[1]	99,435	103,884
Accrued interest included in total	[1]	$ 156	$ 326

[1]	Credit scores have been updated within the last twelve months.